UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-23328 Date of Notification: February 11, 2021

2. Exact name of Investment Company as specified in registration statement:

Flat Rock Opportunity Fund

3. Address of principal executive office: (number, street, city, state, zip code)

1350 6th Avenue, 18th Floor

New York, NY 10019

4. Check one of the following:

A.	[X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	[ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	[ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Robert K. Grunewald
Robert K. Grunewald
Chief Executive Officer

Flat Rock Opportunity Fund

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a broker and wish to sell your shares, contact your broker or financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

February 11, 2021

Dear Flat Rock Opportunity Fund Shareholder,

Thank you for your investment. The purpose of this notice is to announce a quarterly repurchase offer for Flat Rock Opportunity Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on February 11, 2021 and end, unless extended, on March 19, 2021 (“Repurchase Request Deadline”). If you own shares through a broker/dealer or adviser, please contact your financial professional.

If you wish to tender shares, your financial professional will provide you with specific instructions. If you are unable to contact your financial professional and wish to tender shares, you can alternatively complete the attached repurchase request form (“Repurchase Request Form”).

All Repurchase Request Forms must be completed in proper form and received by DST Systems, Inc. (the “Transfer Agent”) by 5:00 p.m., Central Time, on Friday, March 19, 2021, to be effective.

For details of the offer, please refer to the attached Repurchase Offer or you may call us at 1-212-596-3413.

Sincerely,

Flat Rock Opportunity Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to net asset value fluctuation during that time.

FLAT ROCK OPPORTUNITY FUND

REPURCHASE OFFER

1. The Offer. Flat Rock Opportunity Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of its issued and outstanding common shares of beneficial interest (“Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) as of the close of regular trading hours on the New York Stock Exchange (normally, 4:00 p.m., Eastern Time) on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for the Fund’s shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s currently effective prospectus and statement of additional information, as amended or supplemented.

2. Net Asset Value. The Fund’s NAV per share on February 4, 2021 was $20.75. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate, prior to such time. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-212-596-3413 and asking for the most recent price or by visiting https://flatrockglobal.com/flat-rock-opportunity-fund-update/. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 5:00 p.m., Central Time, on March 19, 2021.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on March 19, 2021 (the “Repurchase Pricing Date”). This NAV may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased no more than seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account (“IRA”) or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund with supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 5:00 p.m., Central Time, on March 19, 2021.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this repurchase offer only by a vote of a majority of the members of the Fund’s board of trustees, including a majority of the independent trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10. No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program.

11. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Flat Rock Global, LLC (the “Adviser”), DST Systems, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”) nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Transfer Agent, nor the Distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this repurchase offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its board of trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether to tender shares and, if so, how many shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this repurchase offer. No person has been authorized to give any information or to make any representations in connection with this repurchase offer other than those contained herein, in the Repurchase Request Form, or in the Fund’s currently effective prospectus or statement of additional information, as amended or supplemented. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund. For additional information about this repurchase offer, contact your financial professional.

Flat Rock Opportunity Fund

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a broker and wish to sell your shares, contact your broker or financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

February 11, 2021

Dear Flat Rock Opportunity Fund Shareholder,

Thank you for your investment. The purpose of this notice is to announce a quarterly repurchase offer for Flat Rock Opportunity Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on February 11, 2021 and end, unless extended, on March 19, 2021 (“Repurchase Request Deadline”). If you own shares through a broker/dealer or adviser, please contact your financial professional.

If you wish to tender shares, your financial professional will provide you with specific instructions. If you are unable to contact your financial professional and wish to tender shares, you can alternatively complete the attached repurchase request form (“Repurchase Request Form”).

All Repurchase Request Forms must be completed in proper form and received by DST Systems, Inc. (the “Transfer Agent”) by 5:00 p.m., Central Time, on Friday, March 19, 2021, to be effective.

For details of the offer, please refer to the attached Repurchase Offer or you may call us at 1-212-596-3413.

Sincerely,

Flat Rock Opportunity Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to net asset value fluctuation during that time.

FLAT ROCK OPPORTUNITY FUND

REPURCHASE OFFER

1. The Offer. Flat Rock Opportunity Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of its issued and outstanding common shares of beneficial interest (“Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) as of the close of regular trading hours on the New York Stock Exchange (normally, 4:00 p.m., Eastern Time) on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for the Fund’s shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this repurchase offer and the Fund’s currently effective prospectus and statement of additional information, as amended or supplemented.

2. Net Asset Value. The Fund’s NAV per share on February 4, 2021 was $20.75. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate, prior to such time. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-212-596-3413 and asking for the most recent price or by visiting https://flatrockglobal.com/flat-rock-opportunity-fund-update/. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 5:00 p.m., Central Time, on March 19, 2021.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on March 19, 2021 (the “Repurchase Pricing Date”). This NAV may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased no more than seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account (“IRA”) or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund with supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 5:00 p.m., Central Time, on March 19, 2021.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Fund’s board of trustees, including a majority of the independent trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10. No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program.

11. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Flat Rock Global, LLC (the “Adviser”), DST Systems, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”) nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Transfer Agent, nor the Distributor is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this repurchase offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its board of trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether to tender shares and, if so, how many shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this repurchase offer. No person has been authorized to give any information or to make any representations in connection with this repurchase offer other than those contained herein, in the Repurchase Request Form, or in the Fund’s currently effective prospectus or statement of additional information, as amended or supplemented. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund. For additional information about this repurchase offer, contact your financial professional.

Flat Rock Opportunity Fund

REPURCHASE REQUEST FORM

All sections must be fully completed in order to process your request.

For delivery by regular mail:	For delivery by registered, certified or express mail, by overnight courier or by personal delivery:

Flat Rock Opportunity Fund	Flat Rock Opportunity Fund
c/o DST Systems, Inc.	c/o DST Systems, Inc.
P.O. Box 219238	430 W. 7th Street, Ste. 219238
Kansas City, MO 64121-9095	Kansas City, MO 64105

Beneficial Owner(s) Information

Name:		Name:

Address:		Address:
	(street)		(street)

(city/state) (zip)		(city/state) (zip)

Social Security or Tax ID No.:	Social Security or Tax ID No.:

Telephone No.:	Telephone No.:

Fund’s shares (“Shares”) are held through an individual retirement account (“IRA”) or other qualified pension account: [   ] Yes [   ] No

Flat Rock Opportunity Fund Account No. (if known):

Registered Holder Information (if different than above; print name exactly as it appears on the subscription agreement or as indicated on the stock ledger maintained by the Fund’s transfer agent)*

*	For positions registered in the name of a custodian, the signature of the custodian is required. Please ensure the custodian signs this Repurchase Request Form in the “Registered Holder Signature” block in Section E.

Name of Registered Holder:
(e.g., custodian if shares are registered in the name of a custodian)

Address:
(street) (city/state) (zip)

Tax ID No.:	Telephone No.:

B. NUMBER OF SHARES BEING TENDERED (select one option)

[ ]	All Shares owned
[ ]	Other number of Shares: __________________________

Please note, if the redemption being requested is due to death of shareholder, please call (844) 292-0365 regarding any additional documents that may be required.

C. REMITTANCE INFORMATION (select one option, if applicable)

If no option is selected, (i) all proceeds from tenders processed for custodial accounts will be remitted to the custodian and (ii) all proceeds from tenders processed for non-custodial accounts will be remitted to the address of record for the owner(s).

[ ]	Remit payment in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Fund.
[ ]	Remit payment in the name of the owner(s) directly to the bank account of the owner(s) or custodian of record, as applicable, on record with the Fund. If no such bank account information is on record with the Fund, payment will be remitted in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Fund.
[ ]	Remit payment to, and in the name of, the following third party:

Name:

Address:

(street) (city/state) (zip)

[ ]	Remit payment in the name of the following account holder and to the following bank account via ACH:

Bank Name:

Bank Routing No.:

Bank Account No.:

Bank Account Holder Name:

Bank Account Holder Social:

Security or Tax ID No.:

D. COST BASIS INFORMATION (information required for tax reporting purposes)

Per the Internal Revenue Service (“IRS”) regulation “Basis Reporting by Securities Brokers and Basis Determination for Stock,” the Fund is required to know the cost accounting method the owner(s) would like the Fund to use in calculating the gain or loss associated with this repurchase offer. If the owner(s) does not provide this information, the Fund will use its chosen default method, First-In, First-Out. Note that the Fund’s default method may not be the most tax advantageous method. The owner(s) may want to consult their financial adviser or tax professional before completing this section.

Select one option then complete the additional information requested, if applicable:

[ ]	First-In, First-Out

First-In, First-Out uses the first lots purchased into the account to determine the cost basis of the Shares and to calculate the gain or loss.

[ ]	Specific Share Identification

Specific Share Identification allows the owner(s) to select the Shares from any purchase or reinvested lot that has not previously been sold. Indicate in the table below the number of Shares and date of purchase for each lot to be repurchased in this transaction. To the extent all Shares tendered are not accepted by the Fund, the Fund will use the Shares listed in the first row of the table and proceed to the next row(s) as necessary until all Shares accepted by the Fund are accounted.

NUMBER OF SHARES	DATE OF PURCHASE
____________	____________
____________	____________

In addition, if no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax adviser regarding your IRA distributions. Even if you elect not to have federal income tax withheld, you are liable for payment of federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____	Federal income tax withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld).

_____	I elect NOT to have federal income tax withheld.

E. SIGNATURE (all registered holders must sign; the signature must be affixed with a medallion guarantee)

The signatory authorizes and instructs the Fund to make a cash payment (payable by check or wire transfer) for Shares accepted for purchase by the Fund, without interest thereon and less any applicable withholding taxes, to which the signatory is entitled in accordance with the instructions in Section C “Remittance Information” above. By executing this Repurchase Request Form, the signatory hereby delivers to the Fund in connection with the repurchase offer the number of Shares indicated in Section B “Number of Shares Being Tendered” above.

Note: To prevent backup withholding, please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

If Shares are registered in the name of a custodian, the custodian of the Shares must execute this Repurchase Request Form, and the beneficial owner of the Shares hereby authorizes and directs the custodian of the Shares to execute this Repurchase Request Form.

Beneficial Owner Signature:

Print Name of Beneficial Owner	Print Name of Beneficial Owner

Title of Signatory if Acting in a Representative Capacity	Title of Signatory if Acting in a Representative Capacity

Signature – Beneficial Owner	Signature – Beneficial Owner

Date	Date

Registered Holder Signature (if different than above; print name exactly as it appears on the subscription agreement or as indicated on the stock ledger maintained by the Fund’s transfer agent):

Signature – Registered Holder

Print Name of Registered Holder

Title of Signatory

Date

Signature Guarantee:	Signature Guarantee:
The undersigned hereby guarantees the signature of the registered holder, or if no registered holder is provided, the beneficial owner which appears above on this Repurchase Request Form.	The undersigned hereby guarantees the signature of the registered holder, or if no registered holder is provided, the beneficial owner which appears above on this Repurchase Request Form.

Institution Issuing Guarantee:			Institution Issuing Guarantee:

Name			Name

Address			Address
	(street)			(street)

	(city/state)	(zip)		(city/state)	(zip)

Authorized Signature		Authorized Signature

Name		Name

Title	Date	Title	Date